INCOME TAXES - Schedule of Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
2025	$ 34,394
2026	19,340
2027	27,811
2028	26,057
2029	37,301
2030-2045	445,457
Indefinite	427,575
Total	1,017,935
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
2025	0
2026	0
2027	0
2028	0
2029	0
2030-2045	0
Indefinite	41,666
Total	41,666
Domestic Tax Authority | U.S.
Operating Loss Carryforwards [Line Items]
2025	34,384
2026	19,340
2027	26,295
2028	23,167
2029	27,300
2030-2045	441,087
Indefinite	276,522
Total	848,095
Foreign Tax Authority | Foreign - excluding the U.S. and Ireland
Operating Loss Carryforwards [Line Items]
2025	10
2026	0
2027	1,516
2028	2,890
2029	10,001
2030-2045	4,370
Indefinite	109,387
Total	$ 128,174